Note 5 - Accounts Receivable (Details) - Accounts Receivable (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Abstract]
Accounts receivable-margin clients	$ 1,698,861	$ 6,111,916
Less: Allowance for doubtful accounts		(135,275)
Accounts receivable- margin clients, net	1,698,861	5,976,641
Accounts receivable-others	12,928,570	15,427,520
Less: Allowance for doubtful accounts	(43,077)	(102,236)
Accounts receivable-others, net	$ 12,885,493	$ 15,325,284